Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories [Text Block]	Inventories Inventories consist of the following:

	December 31,
(In millions)	2016	2015
NGLs	$2	$3
Line fill	9	5
Spare parts, materials and supplies	44	44
Total inventories	$55	$52